Derivative Instruments - Earnings relating to derivative instruments not formally designated as hedging instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total derivatives not designated as hedging instruments			$ 53,123	$ 30,142	$ 7,301
Amount of gain (loss) recognized in income from ineffective portion of fair value hedges			0	(256)	497
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$ (3,622)	$ 16,521	53,123	29,886	7,798
Derivatives not designated as hedging instruments | Investment related derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate exposure	781	9,637	(2,347)	15,959	5,065
Foreign exchange exposure	(670)	(1,362)	(1,542)	3,351	(948)
Credit exposure	(163)	82	(2,537)	400	(4,052)
Financial market exposure	(1,010)	3,041	(2,190)	411	6,302
Derivatives not designated as hedging instruments | Financial Operations Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Credit exposure			0	5,023	(2,437)
Derivatives not designated as hedging instruments | Other non-investment derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange exposure	(1,181)	2,059	60,319	0	0
Credit exposure	(303)	1,346	1,375	0
Contingent capital facility					0
Guaranteed minimum income benefit contract			0	2,257	10,457
Modified coinsurance funds withheld contract	(1,076)	1,718	45	2,741	(7,086)
Life Funds Withheld Assets
Derivative Instruments, Gain (Loss) [Line Items]
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$ (236,080)	$ (229,367)	$ (151,691)	$ (488,222)	$ 0